Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations

Note 5 - Discontinued Operations

Disposal of Insights Consulting LTD and its subsidiaries

Due to uncertainty in the future of the business, in December 2024, the Company sold all of its assets and liabilities related to the corporate consulting services of Insights Consulting LTD and its subsidiaries with an effective date of December 31, 2024. The business was sold for cash consideration of $480,000 to Bosera Asset Management Co., Ltd, and the consideration received on Feb 27, 2025. The fair value of these payments is estimated at $480,000. The disposals represented a strategic shift and had a major effect on The Company’s results of operations. The disposed entities are accounted as discontinued operations in the consolidated financial statements for the year ended December 31, 2023. Loss of $176,500 for the years ended December 31, 2024 was recognized on the loss from the disposal of subsidiaries.

Revenue and expenses related to all discontinued operations are detailed in the table below in US dollars:

	Year ended Dec 31, 2024		Year ended Dec 31, 2023
	$		$
Revenue		724,338		5,362
Cost of revenue		(752,831)		(9,177)
Selling expenses		(61,243)		(156)
General and administrative expenses		(265,473)		(67)
Other (expenses) income		(989)		8,606
Loss from disposal of discontinued operations		(176,500)		-
Income tax (expenses) benefit from continuing operations		-		63
Results of discontinued operations		(532,698)		4,631

Assets and liabilities related to all discontinued operations are detailed in the table below in US dollars:

Dec 31, 2023
ASSETS
Current assets	$-
Cash and cash equivalents	31,644
Accounts receivable, net	84,505
Accounts receivables, related parties	-
Due from related parties	1,119,099
Prepayment	10,849
Other receivables	25,063
Current assets of discontinued operations	1,271,160

Property and equipment, net	5,723
Intangible assets, net	7,747
Non-current assets of discontinued operations	13,470
Total assets of discontinued operations	1,284,630

LIABILITIES
Current liabilities
Accounts payable	116,284
Advance from clients	-
Due to related parties	63,395
Accruals and other payables	69,007
Taxes payable	-
Total current liabilities of discontinued operations	248,686
Total liabilities of discontinued operations	248,686